Organization and Principal Activities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Organization and Principal Activities [Abstract]
Schedule of company and its subsidiaries	The following table sets forth information concerning the Company and its subsidiaries as of December 31, 2022 and March 31, 2023:
Name of Entity	Date of Organization	Place of Organization	% of Ownership	Principal Activities
Ispire Technology Inc.	June 13, 2022	Delaware	Parent Company	Holding Company
Ispire International	July 6, 2022	BVI	100%	Holding Company
Aspire North America	February 22, 2020	California	100%	Sales and Marketing
Aspire Science	December 9, 2016	Hong Kong	100%	Sales and Marketing

Name of Entity	Date of Organization	Place of Organization	% of Ownership	Principal Activities
Ispire Technology Inc.	June 13, 2022	Delaware	Parent Company	Holding Company
Ispire International	July 6, 2022	BVI	100%	Holding Company
Aspire North America	February 22, 2020	California	100%	Sales and Marketing
Aspire Science	December 9, 2016	Hong Kong	100%	Sales and Marketing